Earnings Per Common Share Earnings Per Common Share Earnings Per Common Share Dividends Declared Per Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Dividends declared per common share	$ 1.540	$ 1.515	$ 1.475